SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2022	2021
Long-term debt:
NOK700 million senior unsecured floating rate bonds due 2023	71,243	79,507
4.875% senior unsecured convertible bonds due 2023	137,900	137,900
NOK700 million senior unsecured floating rate bonds due 2024	70,734	78,939
NOK600 million senior unsecured floating rate bonds due 2025	60,048	61,334
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
Lease debt financing	394,555	126,955
Borrowings secured on Frontline shares	—	15,639
U.S. dollar denominated floating rate debt due through 2029	1,329,156	1,253,481
Total debt principal	2,213,636	1,903,755
Less: unamortized debt issuance costs	(12,580)	(14,541)
Less: current portion of long-term debt	(921,270)	(302,769)
Total long-term debt	1,279,786	1,586,445

Schedule of maturities of debt
The outstanding debt as of December 31, 2022, is repayable as follows:

Year ending December 31,	(in thousands of $)
2023	921,270
2024	295,494
2025	437,200
2026	235,242
2027	185,158
Thereafter	139,272
Total debt principal	2,213,636

Schedule of interest rate information
Interest rate information

	December 31, 2022	December 31, 2021
Weighted average interest rate*	5.30%	2.68%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	4.77%	0.21%
Secured Overnight Financing Rate ("SOFR"), closing rate	4.30%	0.05%
Effective Federal Funds Rate ("EFFR"), closing rate	4.33%	0.07%
Norwegian Interbank Offered Rate ("NIBOR")	3.26%	0.95%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.